Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	€ 1	€ 7		€ 9
Remeasurements of defined benefit plans	90	(15)		(175)
Income tax will not be reclassified to profit or loss	92	(8)	[1]	(166)	[1]
Items that may be reclassified subsequently to profit and loss:
Gains / losses on revaluation of available-for-sale investments	(724)	531		(157)
Gains / losses transferred to the income statement on disposal and impairment of available- for-sale investments	94	(17)		441
Changes in cash flow hedging reserve	3	1		567
Movement in foreign currency translation and net foreign investment hedging reserve	(5)	(20)		76
Income tax will be reclassified to profit or loss	(632)	494	[1]	927	[1]
Total income tax related to components of other comprehensive income	(541)	486		762
Income tax related to equity instruments and other
Income tax related to equity instruments	51	38		44
Other	(1)	(12)		14
Total income tax recognised directly in retained earnings	€ 50	€ 26		€ 58

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.